Basis of Presentation and Going Concern (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basis of Presentation and Going Concern (Textual)
Net loss	$ (586,155)	$ (324,388)	$ (3,007,747)	$ (790,046)
Cash flows from operations	$ (647,724)	$ (85,172)	$ (1,791,607)	$ (200,416)
Antidilutive options, restricted stock units, and Series A Convertible Preferred Stock shares excluded from of earnings per share (in shares)	27,994,632	14,041,798	27,793,924	15,361,688
Deferred income tax asset valuation allowance percentage			100.00%
Proceeds from issuance of common stock	$ 150,000		$ 2,230,000	$ 62,500
Proceeds from note payable	400,000	92,250	149,750	140,000
Repayment on note payable			(361,468)
Cash and cash equivalents	$ 80,828	$ 4,937	$ 178,552	$ 2,764	$ 680